Share-Based Payment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2005
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 0	$ 753,000	$ 1,246,000
Number of stock option exercised	0	0	0
Unrecognized compensation	$ 0
2005 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized				40,000,000
Options, expiration term				10 years